Schedule of Bank Borrowings (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Line of Credit Facility [Line Items]
Total		$ 780,113	$ 6,059,686	$ 9,926,756
Less: current portion of long-term bank borrowings		(516,504)	(4,012,047)	(3,863,852)
Non-current portion of long-term bank borrowings		263,609	2,047,639	6,062,904
Bank of Communications Limited [Member] | Loan One [Member]
Line of Credit Facility [Line Items]
Total	[1]	303,673	2,358,837	4,031,479
Standard Chartered Bank Limited [Member] | Loan Two [Member]
Line of Credit Facility [Line Items]
Total	[2]	246,798	1,917,055	3,140,250
Standard Chartered Bank Limited [Member] | Loan Three [Member]
Line of Credit Facility [Line Items]
Total	[3]	182,049	1,414,102	2,114,745
Standard Chartered Bank Limited [Member] | Loan Four [Member]
Line of Credit Facility [Line Items]
Total	[4]	$ 47,593	$ 369,692	$ 640,282

[1]	On April 25, 2019, m-FINANCE borrowed HK$11,000,000 as working capital for 7 years from April 25, 2019 to April 24, 2026 at an annual interest rate of 4.25% (2023: 4.125%) under the loan agreement with Bank of Communications (Hong Kong) Limited signed on April 16, 2019. The loan was secured by personal guarantee from Tai Wai (Stephen) Lam, who is the director and shareholder of the Company.
[2]	On December 22, 2020, m-FINANCE borrowed HK$5,000,000 as working capital for 60 months from December 22, 2020 to June 20, 2026 at an annual interest rate of 3.00% (2023: 2.75%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors and shareholders of the Company.
[3]	On November 2, 2021, mFTT borrowed HK$2,847,150 as working capital for 5 years from November 2, 2021 to November 2, 2026 at an annual interest rate of 3.00% (2023: 2.75%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam, who is one of the directors and shareholders of the Company.
[4]	On May 31, 2021, m-FINANCE borrowed HK$1,000,000 as working capital for 5 years from May 31, 2021 to May 31, 2026 at an annual interest rate of 3.00% (2023: 2.75%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam, who is one of the directors and shareholders of the Company.